GOODWILL AND OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 5:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill:

	June 30,	December 31,
	2016	2015
	Unaudited

Goodwill, beginning of period	$30,844	$17,467
Revaluation (foreign currency exchange differences)	85	(207)
Acquisition	-	13,584

Goodwill, end of period	$30,929	$30,844

b.	Net other intangible assets consisted of the following:

	Weighted average amortization	June 30,	December 31,
	period	2016	2015
	(years)	Unaudited
Original amount:

Core technology	5.09	$13,384	$13,384
Customer relationships	6.86	1,981	1,981
Non-competition agreement	4	224	224

		15,589	15,589
Accumulated amortization:

Core technology		6,101	4,834
Customer relationships		1,469	1,371
Non-competition agreement		140	112

		7,710	6,317
Impairment of acquisition-related intangible assets (*)		2,132	-

Other intangible assets ,net:

Core technology		5,151	8,550
Customer relationships		512	610
Non-competition agreement		84	112

		$5,747	$9,272

The estimated future amortization expense of other intangible assets as of June 30, 2016 for the years ending:

Year ending December 31,

2016	$1,109
2017	1,845
2018	1,421
Thereafter	1,372

$5,747

(*)	In the second quarter of 2016, the Company recorded a $2,132 impairment charge on developed technology. This impairment was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.